INTEREST COSTS	12 Months Ended
Dec. 31, 2017
INTEREST COSTS [Abstract]
INTEREST COSTS
6.	INTEREST COSTS

Interest costs consist of interest incurred on the long-term debt, the commitment fee and amortization of the deferred financing cost related to the Credit Facility described in Note 6.

All amounts in USD ‘000	2017	2016	2015
Interest Costs, net of capitalized interest	4,428	2,781	752
Commitment Fee	93	327	750
Amortization of Deferred Financing Cost	359	359	305
Total interest costs	4,880	3,467	1,807

For the years ended December 31, 2017 and 2016, $0.0 million and $0.1 million of interest costs were capitalized, respectively.